Description of Business (Details) $ in Thousands	1 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($) shares	Jun. 30, 2015 USD ($) shares	Nov. 30, 2014 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 shares	Jun. 18, 2015 shares
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Entity incorporation date of incorporation				Oct. 13, 2014
Initial public offering date				November 18, 2014
Limited Partners Capital Account Units Outstanding				9,675,795	9,342,692
Subordinated Limited Partners Capital Account Units Outstanding				9,342,692	9,342,692
Subordinated Series A Limited Partners Capital Account Units Outstanding				1,592,920	0
General Partners Capital Account Units Outstanding				420,641	413,843
Common Stock, Conversion Basis				All of the outstanding subordinated Series A Units will automatically convert into common units on a one-for-one basis on the earlier of (i) June 18, 2018, or (ii) the Liquidation Date, as defined in the partnership agreement.
Subordinated Unitholders
Units exchanged	9,342,692		9,342,692
Common Unitholders
Units exchanged	1,242,692		1,242,692
General Partner Units
Units exchanged	381,334		381,334
General Partners Capital Account Units Outstanding						32,509
General partner interest in Navios Midstream			2.00%
Partners' capital units					32,509
Subordinated Series A Unitholders
Partners' capital units					1,592,920
Line Of Credit
Line Of Credit | $	$ 126,000
VLCC
Number Of Vessels				6
Initial Public Offering
Navios Midstream IPO net proceeds | $				$ 110,403
Proceeds from $ 126,000 credit facility | $			$ 104,451
Number Of Vessels			4
Navios Acquisition | Common Unitholders
Limited partner interest in Navios Midstream				59.90%
Navios Acquisition | General Partner Units
General partner interest in Navios Midstream				2.00%
Navios Acquisition | Nave Celeste and C. Dream
Acquisition cost | $		$ 100,000
Cash Payments | $		$ 73,000
Navios Acquisition | Nave Celeste and C. Dream | Subordinated Series A Unitholders
Partners' capital units		1,592,920
Navios Acquisition | Share purchase agreement
Number Of Vessels				7